Expense Example - AB LARGE CAP GROWTH FUND INC	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 505
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,395
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259	[1]
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,665
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	713
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.